Write downs and other provisions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
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Write downs and other provisions
7. Write downs and other provisions
The following table provides a breakdown for write downs and other provisions:

	For the six months ended June 30,
(€ thousands)	2022	2021
Reversal/(Loss) allowance on trade receivables	101	(179)
Provision for legal expenses	(53)	(276)
Provision for restoration obligations for leased stores	(245)	316
Agnona disposal and write downs	—	(4,164)
Other provisions	(457)	1,129
Total write downs and other provisions	(654)	(3,174)
For the six months ended June 30, 2021, Agnona disposal and write downs includes €4,020 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group is required to compensate Agnona in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona.
Other provisions for both periods include releases of previously recognized provisions.
Write downs and other provisions
The following table provides a breakdown for write downs and other provisions:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Provision for legal expenses	(12,257)	(2,484)	409
Agnona disposal and write downs	(6,150)	(988)	—
Provision for restoration obligations for leased stores	(349)	(1,992)	(2,331)
Reversal/(Loss) allowance on trade receivables	498	(3,636)	(727)
Other provisions	(1,229)	2,922	1,632
Total write downs and other provisions	(19,487)	(6,178)	(1,017)
On February 17, 2022, an unfavorable judgment was handed down against the Group in respect of a legal claim related to a lease agreement in the US, resulting in the recognition of an additional provision of Euro 12,192 thousand. At December 31, 2021 the total provision for the legal claim amounted to Euro 28,254 thousand (USD 32,000 thousand), reflecting management’s best estimate of the obligation based on the current facts and circumstances. The Group has appealed the decision and no payments have yet been made to the claimant pending outcome of the appeal.
Agnona disposal and write downs includes Euro 6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate Agnona in accordance with the terms of the related sale agreement, as well as Euro 144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona.
Other provisions for both periods include releases of previously recognized provisions.